Financial result (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Financial income
Short-term investments	$ 28	$ 46	$ 80	$ 92
Others	107	76	162	127
Total financial income	135	122	242	219
Financial expenses
Loans and borrowings gross interest	(193)	(274)	(407)	(526)
Capitalized loans and borrowing costs	12	40	44	77
Participative stockholders' debentures	(231)	(251)	(280)	(628)
Interest on REFIS	(12)	(43)	(37)	(85)
Interest on lease liabilities	(17)	(25)	(35)	(44)
Financial guarantees	(31)	10	(172)	19
Others	(113)	(208)	(223)	(372)
Total financial expenses	(585)	(751)	(1,110)	(1,559)
Other financial items, net
Net foreign exchange gains (losses) - Loans and borrowings	(190)	57	(1,203)	47
Derivative financial instruments	(86)	66	(1,470)	159
Other foreign exchange gains (losses), net	297	(36)	846	(33)
Indexation losses, net	(56)	(186)	(75)	(267)
Other financial items	(35)	(99)	(1,902)	(94)
Financial results	$ (485)	$ (728)	(2,770)	$ (1,434)
Eletrobras, Compulsory Loan
Other financial items, net
Other financial income from contingent asset recorded			$ 59